Exploration and evaluation - Schedule of exploration and evaluation assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquisition of Tintic Consolidated Metals LLC
Net book value - Beginning of period	$ 3,635	$ 41,870
Additions	10,786	3,783
Depreciation capitalized	80
Impairment		(42,018)
Other adjustments	(460)
Currency translation adjustments	2,577
Net book value - End of period	55,126	3,635
Cost	155,333	103,842
Accumulated impairment	(100,207)	(100,207)
Exploration and evaluation	55,126	$ 3,635
Tintic Consolidated Metals LLC
Acquisition of Tintic Consolidated Metals LLC
Acquisition of Tintic	$ 38,508